Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 55,141	$ 46,766
General and administrative	25,761	27,926
Total operating expenses	80,902	74,692
Loss from operations	(80,902)	(74,692)
Interest and other income, net	4,440	3,556
Net loss	$ (76,462)	$ (71,136)
Net loss per share, basic	$ (1.29)	$ (1.29)
Net loss per share, diluted	$ (1.29)	$ (1.29)
Weighted average common shares outstanding, basic	59,372,357	54,948,808
Weighted average common shares outstanding, diluted	59,372,357	54,948,808
Comprehensive loss:
Net loss	$ (76,462)	$ (71,136)
Other comprehensive loss:
Unrealized losses on marketable securities	(151)	(7)
Total other comprehensive loss	(151)	(7)
Total comprehensive loss	$ (76,613)	$ (71,143)